Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of Class A common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase Class A common stock, preferred stock or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (4) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of Class A common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase Class A common stock, preferred stock or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (4) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of Class A common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase Class A common stock, preferred stock or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (4) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of Class A common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities and such indeterminate number of warrants to purchase Class A common stock, preferred stock or debt securities. The securities registered also include such indeterminate amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of shares of common stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (3) The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (4) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	2,439,155
Proposed Maximum Offering Price per Unit	54.72
Maximum Aggregate Offering Price	$ 133,470,561.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,434.34
Offering Note	(2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (5) The shares of Class A common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. (6) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant's Class A common stock as reported on the Nasdaq Global Select Market on August 1, 2025.